NATIONWIDE MUTUAL FUNDS

Nationwide Alternatives Allocation Fund	Nationwide Mid Cap Market Index Fund
Nationwide Bond Fund	Nationwide Money Market Fund
Nationwide Bond Index Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Enhanced Income Fund	Nationwide Short Duration Bond Fund
Nationwide Fund	Nationwide Small Cap Index Fund
Nationwide S&P 500 Index Fund	Nationwide Small Company Growth Fund
Nationwide Growth Fund	Nationwide U.S. Small Cap Value Fund
Nationwide International Index Fund	Nationwide Government Bond Fund
Nationwide International Value Fund

Supplement dated October 28, 2013
to the Statement of Additional Information dated March 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Nationwide International Value Fund

Effective immediately the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2013)
UBS Global Asset Management (Americas) Inc.
Charles Burbeck	Nationwide International Value Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories:  (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of June 30, 2013)
UBS Global Asset Management (Americas) Inc.
Charles Burbeck1	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 3 accounts, $2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

1 Mr. Burbeck became a portfolio manager in October 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE